Nature of Operations and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	May 13, 2025	May 09, 2025	Sep. 30, 2025	Sep. 30, 2024	May 08, 2025	May 07, 2025	Dec. 31, 2024
Nature of Operations and Basis of Presentation [Line Items]
Common stock, par or stated value per share			$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued (in shares)	417,470		19,576,804		12,904,495	12,904,495	12,904,495
Exchange common units (in shares)					122,900
Common Stock Sold By The Company		6,250,000
Common Stock Sold By Certain Selling Shareholder		625,000
Proceeds from initial public offering, net of underwriting discounts and commissions		$ 93,000	$ 93,000	$ 0
Underwriter commission for initial public offers		$ 7,000
Additional shares of Common Stock (in shares)	1,031,250
Proceeds from sale of shares	$ 16,500
Withholding of common stock (in shares)	234,587
Stock-based compensation expense	$ 10,400		$ 10,533	$ 0
Amount paid for tax withheld on vesting of restricted stock	$ 3,800
Price per share (in dollars per share)		$ 16
IPO [Member]
Nature of Operations and Basis of Presentation [Line Items]
Common stock, shares subscribed but unissued (in shares)		6,875,000
Proceeds from initial public offering, net of underwriting discounts and commissions		$ 100,000
Price per share (in dollars per share)		$ 16
IPO [Member] | Selling Stockholders [Member]
Nature of Operations and Basis of Presentation [Line Items]
Proceeds from initial public offering, net of underwriting discounts and commissions		$ 10,000